SHARE CAPITAL AND SHARE OPTIONS	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
SHARE CAPITAL AND SHARE OPTIONS

33.	SHARE CAPITAL AND SHARE OPTIONS

Our ordinary shares are listed on the Nasdaq Stock Exchange. We delisted from the Oslo Stock Exchange on August 30, 2012.

As at December 31, 2014 and 2013, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2014	2013
150,000,000 (2013: 100,000,000) common shares of $1.00 each	150,000	100,000

Issued share capital:

(in thousands of $, except per share data)	2014	2013
93,414,672 (2013: 80,579,295) outstanding issued common shares of $1.00 each	93,415	80,580

We issued 0.2 million and 0.1 million common shares upon the exercise of stock options in December 31, 2014 and 2013, respectively.

On June 30, 2014, we closed a registered offering of 12,650,000 of our common shares, par value $1.00 per share, which included 1,650,000 common shares purchased pursuant to the Underwriters' option to purchase additional common shares. We raised net proceeds of $660.9 million.

Treasury shares

In November 2007, our board of directors approved the buyback of up to a maximum of 1.0 million shares in the Company. As at December 31, 2014, a further 0.3 million shares in the Company maybe repurchased. The holding of treasury shares was held in connection with our share options plans.

Share options

Golar share options

In February 2002, our board of directors approved the Golar LNG Limited Share Option Scheme ("Golar Scheme"). The Golar Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries.  Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date have five year terms and vest equally over a period of three to four years. There is no maximum number of shares authorized for awards of equity share options, and either authorized unissued shares or treasury shares in the Company may be used to satisfy exercised options.

In connection with the delisting of Golar Energy, previously granted options of 5.4 million shares in Golar Energy were cancelled in May 2011 and concurrently replaced with 0.9 million new options in Golar. There were no changes in the terms of the options except that the exchange of shares was equal to one Golar share for every 6.06 Golar Energy share. This was accounted for as a modification of previous awards of equity instruments.  However, we recorded no difference between the total incremental cost of the original and modified options as the fair value of the options modified was below the fair value of the original options granted.

Throughout 2014, the Company granted 1.8 million share options to directors and employees.

As at December 31, 2014, 2013 and 2012, the number of options outstanding in respect of Golar shares was 2.1 million, 0.5 million and 0.6 million, respectively.

The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The weighted average assumptions used are noted in the table below:

	2014	2013	2012
Risk free interest rate	1.8%	2.0%	2.0%
Expected volatility of common stock	50.0%	56.9%	56.9%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of options (in years)	2.5 years	2.6 years	2.6 years

The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common stock.  We use the simplified method for making estimates as to the expected term of options, based on the vesting period of the award and represents the period of time that options granted are expected to be outstanding.  The dividend yield has been estimated at 0.0% as the exercise price of the options, granted in 2006 and later, are reduced by the value of dividends, declared and paid on a per share basis.

A summary of option activity as at December 31, 2014, 2013 and 2012, and changes during the years then ended are presented below:

(in thousands of $, except per share data)	Shares (In '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2011	849	$10.11	1.2
Exercised during the year	(267)	$1.54
Forfeited during the year	(1)	$8.54
Options outstanding at December 31, 2012	581	$7.86	0.8
Exercised during the year	(76)	$8.01
Forfeited during the year	(7)	$6.58
Options outstanding at December 31, 2013	498	$6.36	0.3
Exercised during the year	(185)	$7.20
Issued during the year
- Pre-October 2014 awards	20	$36.86
- October 20, 2014 awards	1,750	$58.50
- Post-October 20, 2014 awards	23	$58.50
Options outstanding at December 31, 2014	2,106	$49.75	4.4

Options exercisable at:
December 31, 2014	317	$4.09	1.83
December 31, 2013	409	$6.50	0.1
December 31, 2012	323	$8.46	0.3

The exercise price of all options except for those issued in 2001, is reduced by the amount of the dividends declared and paid; the above figures for options granted, exercised and forfeited show the average of the prices at the time of granting, exercising and forfeiting of the options, and for options outstanding at the beginning and end of the year, the average of the reduced option prices is shown.

The intrinsic value of share options exercised in the years ended December 31, 2014, 2013 and 2012 was $7.8 million, $2.2 million and $6.3 million, respectively.

As at December 31, 2014, the intrinsic value of share options that were both outstanding and exercisable was $27.9 million (2013: $14.9 million).

The total fair value of share options vested in the years ended December 31, 2014, 2013 and 2012 was $2.1 million, $3.8 million and $4.8 million, respectively.

Compensation cost of $1.6 million, $0.5 million and $1.4 million has been recognized in the consolidated statement of operations for the years ended December 31, 2014, 2013 and 2012, respectively.

As of December 31, 2014, the total unrecognized compensation cost amounted to $28.0 million (2013: $0.2 million) relating to options outstanding is expected to be recognized over a weighted average period of 4.1 years.